Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Recently issued accounting standards not yet adopted

3.1 Recently issued accounting standards not yet adopted

As an emerging growth Company that prepares its financial statements in accordance with U.S. GAAP, the Group has elected to use the extended transition period for complying with any new or revised financial accounting standards.

In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires a tabular reconciliation using both percentages and amounts, broken out into specific categories with certain reconciling items at or above 5% of the statutory tax further broken out by nature and/or jurisdiction. This ASU also has disclosure requirements related to income taxes paid (net of refunds received), broken out between federal, state/local and foreign, and amounts paid to an individual jurisdiction when 5% or more of the total income taxes paid. The ASU is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is currently reviewing the impact of the adoption on the condensed consolidated financial statements.

On November 4, 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities (“PBEs”). The ASU does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. ASU 2024-03 is effective for all PBEs for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Group is currently reviewing the impact of the adoption on the condensed consolidated financial statements. All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and, at this time, are not expected to have a material impact on our financial position or results of operations.

Operating segments

3.2 Operating segments

The Group operates and reports as a single operating and reportable segment.

Effective October 1, 2024, the Group launched a unified subscription-based platform that provides customers access to both its ride-hailing and two-wheeled electric vehicle services through a single application. As a result of this strategic integration and a corresponding change in how the Chief Operating Decision Maker (CODM), Oğuz Alper Öktem who is also the CEO of the Group, evaluates performance and allocates resources, the Group determined that its operations are more appropriately presented as a single operating and reportable segment.

The segment realignment reflects changes in the Group’s internal organization and reporting structure. Starting October 2024, the CODM reviews financial performance on a consolidated basis, without distinguishing between the previously separate business lines. This updated reporting structure aligns with how the Group manages its business and strategic objectives.

The Group’s operations and activities are all located in Türkiye.

Comparative information for prior periods have been recast to reflect this change in segment reporting. The key measures of performance used by the CODM for the single reportable segment is segment loss before income tax expense.

For the June 30, 2025 and 2024, the key financial information regarding the operating single segment comprise the following:

	June 30, 2025	June 30, 2024
Revenue	14,326,434	8,408,711
-Cost of revenue	(7,367,528)	(9,886,487)
-General and administrative expenses	(12,184,292)	(9,053,084)
-Selling and marketing expenses	(3,067,288)	(6,461,905)
-Research and development expenses	(1,111,242)	(611,317)
-Other expense	(3,339,127)	(1,598,658)
-Other income	204,889	984,015
-Financial income	232,832	558,718
-Financial expense	(6,973,189)	(4,208,923)
Segment Loss Before Income Tax Expense	(19,278,511)	(21,868,930)
Loss Before Income Tax Expense	(19,278,511)	(21,868,930)

The measure of segment assets is reported on the balance sheet as total consolidated assets.